UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                                             Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Balance Sheet Investment Fund
	Shares/
	Units	Value

Common Stocks and Other Equity Interests 86.4%
Automobiles & Components 3.0%
Cooper Tire & Rubber Co	181,200	$7,084,920
General Motors Co	572,900	24,296,689
		31,381,609
Banks 16.8%
Bank of America Corp	1,186,600	37,971,200
CIT Group Inc	215,600	10,928,764
Citigroup Inc	310,500	24,368,040
Citizens Financial Group Inc	417,300	19,154,070
Comerica Inc	96,200	9,160,164
Farmers & Merchants Bank of Long Beach	1,475	11,829,500
JPMorgan Chase & Co	360,200	41,664,334
PNC Financial Services Group Inc	123,100	19,452,262
		174,528,334
Capital Goods 5.7%
Astec Industries Inc	44,600	2,783,040
Johnson Controls International PLC	208,100	8,142,953
Mueller Industries Inc	97,819	3,236,831
Regal Beloit Corp	174,800	13,616,920
Terex Corp	329,800	15,507,196
[a] WESCO International Inc	230,300	15,694,945
		58,981,885
Commercial & Professional Services 2.0%
[a] FTI Consulting Inc	119,800	5,207,706
Heidrick & Struggles International Inc	297,800	7,861,920
Tetra Tech Inc	155,000	7,703,500
		20,773,126
Consumer Durables & Apparel 2.8%
M.D.C. Holdings Inc	158,787	5,352,710
Toll Brothers Inc	512,200	23,858,276
		29,210,986
Consumer Services 1.5%
Vail Resorts Inc	69,500	15,189,920
Diversified Financials 5.5%
The Bank of New York Mellon Corp	312,400	17,713,080
Capital One Financial Corp	116,000	12,059,360
Morgan Stanley	479,900	27,138,345
		56,910,785
Energy 14.8%
Arch Coal Inc	127,000	11,431,270
Chevron Corp	178,600	22,387,510
Devon Energy Corp	195,400	8,083,698
[a] Dril-Quip Inc	57,800	2,985,370
Kinder Morgan Inc	138,900	2,497,422
[a] McDermott International Inc	2,218,400	19,477,552
Occidental Petroleum Corp	247,600	18,562,572
Oceaneering International Inc	224,000	4,632,320
Plains All American Pipeline LP	115,800	2,428,326
[a] Rowan Cos. PLC	828,520	12,195,814

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Energy (continued)
Royal Dutch Shell PLC, A, ADR (United Kingdom)	520,100	$36,531,824
Tenaris SA (Italy)	494,500	8,609,906
Valero Energy Corp	40,900	3,925,173
		153,748,757
Food, Beverage & Tobacco 3.0%
Archer-Daniels-Midland Co	297,300	12,769,035
Bunge Ltd	201,500	16,005,145
GrainCorp Ltd. (Australia)	459,436	2,739,410
		31,513,590
Life & Health Insurance 3.9%
MetLife Inc	103,993	4,998,943
National Western Life Group Inc., A	51,500	16,680,850
Prudential Financial Inc	155,400	18,464,628
		40,144,421
Materials 4.1%
Aperam SA (Luxembourg)	213,700	12,707,767
Domtar Corp	178,200	9,152,352
The Mosaic Co	332,700	9,082,710
Reliance Steel & Aluminum Co	129,700	11,360,423
		42,303,252
Media 3.0%
[a] Discovery Communications Inc., C	114,279	2,726,697
News Corp., B	1,085,700	18,945,465
Scholastic Corp	242,578	9,319,847
		30,992,009
Multi-line Insurance 2.8%
American International Group Inc	256,700	16,408,264
The Hartford Financial Services Group Inc	224,300	13,179,868
		29,588,132
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Allergan PLC	76,000	13,699,760
[a] Bio-Rad Laboratories Inc., A	68,428	17,690,691
		31,390,451
Property & Casualty Insurance 2.1%
Chubb Ltd	86,132	13,449,512
The Travelers Cos. Inc	56,500	8,470,480
		21,919,992
Real Estate 0.9%
Tier REIT Inc	283,900	5,510,499
[a] Trinity Place Holdings Inc	499,834	3,378,878
		8,889,377
Retailing 1.3%
DSW Inc., A	695,766	13,936,193

|2

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment 1.6%
[a] Kulicke and Soffa Industries Inc. (Singapore)	314,100	$7,227,441
MKS Instruments Inc	50,489	5,165,025
[a] Photronics Inc	472,171	3,966,236
		16,358,702
Technology Hardware & Equipment 4.5%
Corning Inc	1,361,000	42,490,420
[a] Fabrinet (Thailand)	177,500	4,403,775
		46,894,195
Telecommunication Services 2.4%
[a] Iridium Communications Inc	771,883	9,802,914
Vodafone Group PLC (United Kingdom)	4,826,600	15,383,274
		25,186,188
Utilities 1.7%
Eversource Energy	136,000	8,580,240
IDACORP Inc	108,700	9,378,636
		17,958,876
Total Common Stocks and Other Equity Interests (Cost $593,608,378)		897,800,780

Convertible Preferred Stocks (Cost $4,716,875) 0.9%
Telecommunication Services 0.9%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	8,917,180
	Principal
	Amount
Corporate Bonds (Cost $1,490,000) 0.1%
Capital Goods 0.1%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	$1,490,000	1,534,700
Total Investments before Short Term Investments (Cost $599,815,253)		908,252,660

	Shares
Short Term Investments (Cost $129,080,054) 12.4%
Money Market Funds 12.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	129,080,054	129,080,054
Total Investments (Cost $728,895,307) 99.8%		1,037,332,714
Other Assets, less Liabilities 0.2%		2,331,483
Net Assets 100.0%		$1,039,664,197

See Abbreviations on page 15.

aNon-income producing.
bSee Note 4 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2018 (unaudited)

Franklin MicroCap Value Fund

	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 2.8%
[a] Ducommun Inc	207,100	$6,043,178
[a] Sparton Corp	132,617	3,051,517
		9,094,695
Banks 15.9%
Bar Harbor Bankshares	277,000	7,764,310
County Bancorp Inc	50,000	1,440,000
First Defiance Financial Corp	100,800	5,600,448
First Internet Bancorp	206,800	7,744,660
Investar Holding Corp	220,000	5,555,000
Northeast Bancorp	317,565	7,097,578
Old Line Bancshares Inc	54,000	1,710,180
Peoples Financial Services Corp	87,543	3,977,078
Southern Missouri Bancorp Inc	114,000	4,369,620
WSFS Financial Corp	129,700	6,627,670
		51,886,544
Building Products 3.6%
Burnham Holdings Inc., A	200,000	3,202,000
[a,b] Continental Materials Corp	108,712	2,103,577
[a] Gibraltar Industries Inc	170,000	6,307,000
		11,612,577
Commercial & Professional Services 3.0%
Healthcare Services Group Inc	179,800	9,921,364
Construction & Engineering 6.1%
[a] Ameresco Inc., A	649,900	5,654,130
[a] Northwest Pipe Co	287,600	5,464,400
[a] Orion Group Holdings Inc	445,000	3,346,400
[a] Sterling Construction Co	395,317	5,514,672
		19,979,602
Consumer Durables & Apparel 4.0%
[a,b] Delta Apparel Inc	409,225	7,636,139
Flexsteel Industries Inc	42,000	1,809,360
Rocky Brands Inc	218,720	3,761,984
		13,207,483
Consumer Services 1.9%
[a,b] Full House Resorts Inc	1,857,420	6,240,931
Diversified Financials 0.6%
Arbor Realty Trust Inc	220,000	1,793,000
[a,b] Origen Financial Inc	1,900,000	165,775
		1,958,775
Electrical Equipment 2.4%
[a,b] Global Power Equipment Group Inc	1,275,000	4,347,750
Powell Industries Inc	15,800	514,922
[a] Ultralife Corp	426,600	2,900,880
		7,763,552
Energy 9.4%
Adams Resources & Energy Inc	24,626	1,095,857
Aegean Marine Petroleum Network Inc. (Greece)	930,000	4,324,500
[a] Ardmore Shipping Corp. (Ireland)	489,000	3,471,900

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Energy (continued)
[a] Cloud Peak Energy Inc	580,000	$2,900,000
Gulf Island Fabrication Inc	227,000	2,928,300
[a] Natural Gas Services Group Inc	182,000	5,014,100
[a] Pacific Ethanol Inc	686,200	2,882,040
[a] PHI Inc	17,600	218,592
[a] PHI Inc., non-voting	391,000	4,492,590
[a] Renewable Energy Group Inc	323,100	3,457,170
		30,785,049
Food & Staples Retailing 1.6%
Village Super Market Inc., A	227,000	5,329,960
Food, Beverage & Tobacco 3.8%
John B. Sanfilippo & Son Inc	25,000	1,565,500
[a] Seneca Foods Corp., A	221,500	6,988,325
[a] Seneca Foods Corp., B	121,500	3,931,740
		12,485,565
Health Care Equipment & Services 1.9%
Invacare Corp	340,000	6,256,000
Insurance 2.5%
[a] ACMAT Corp., A	176,650	3,630,158
Baldwin & Lyons Inc., B	197,627	4,545,421
		8,175,579
Machinery 13.2%
Alamo Group Inc	68,300	7,856,549
Freightcar America Inc	75,100	1,170,058
Hardinge Inc	484,800	9,143,328
Hurco Cos. Inc	197,200	8,903,580
Miller Industries Inc	319,800	8,330,790
Spartan Motors Inc	570,600	7,646,040
		43,050,345
Materials 7.8%
Friedman Industries Inc	130,000	716,300
Mercer International Inc. (Canada)	200,000	2,940,000
The Monarch Cement Co	100,636	7,043,514
Olympic Steel Inc	163,200	3,804,192
Schnitzer Steel Industries Inc., A	72,600	2,482,920
[a] Universal Stainless & Alloy Products Inc	329,900	8,501,523
		25,488,449
Real Estate 1.4%
Griffin Industrial Realty Inc	122,000	4,526,200
Retailing 3.7%
Caleres Inc	163,033	4,832,298
Haverty Furniture Cos. Inc	155,000	3,456,500
Shoe Carnival Inc	162,400	3,710,840
		11,999,638
Semiconductors & Semiconductor Equipment 1.2%
[a] Photronics Inc	452,000	3,796,800

|5

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware & Equipment 2.4%
[a] Key Tronic Corp	480,000	$3,441,600
[a] Kimball Electronics Inc	79,000	1,461,500
Richardson Electronics Ltd	375,000	3,041,250
		7,944,350
Telecommunication Services 5.1%
[a] Alaska Communications Systems Group Inc	1,155,600	2,680,992
ATN International Inc	66,000	3,917,760
[a] Hawaiian Telcom Holdco Inc	213,600	6,128,184
North State Telecommunications Corp., B	20,907	1,198,598
[a] ORBCOMM Inc	250,000	2,872,500
		16,798,034
Trading Companies & Distributors 2.0%
Central Steel and Wire Co	2,850	1,339,500
[a] Houston Wire & Cable Co	250,000	1,750,000
[a] Titan Machinery Inc	166,000	3,567,340
		6,656,840
Transportation 0.9%
Celadon Group Inc	395,300	2,193,915
[a] Global Ship Lease Inc., A (United Kingdom)	700,000	875,000
		3,068,915
Total Common Stocks (Cost $185,444,825)		318,027,247

Short Term Investments (Cost $8,511,656) 2.6%
Money Market Funds 2.6%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	8,511,656	8,511,656
Total Investments (Cost $193,956,481) 99.8%		326,538,903
Other Assets, less Liabilities 0.2%		561,954
Net Assets 100.0%		$327,100,857

aNon-income producing.
bSee Note 3 regarding holdings of 5% voting securities.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|6

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2018 (unaudited)
Franklin Small Cap Value Fund
	Shares	Value

Common Stocks 95.4%
Aerospace & Defense 4.3%
[a] AAR Corp	1,796,151	$72,690,231
[b] Esterline Technologies Corp	503,813	37,055,446
L3 Technologies Inc	15,300	3,250,638
Textron Inc	75,900	4,453,053
		117,449,368
Automobiles & Components 2.1%
Aptiv PLC	12,600	1,195,488
[b] Delphi Technologies PLC	4,200	231,966
Gentex Corp	74,000	1,752,320
LCI Industries	272,700	30,065,175
Thor Industries Inc	190,000	25,965,400
		59,210,349
Banks 16.2%
Access National Corp	490,720	14,255,416
Bryn Mawr Bank Corp	519,352	23,318,905
Chemical Financial Corp	1,381,153	80,673,147
Citizens Financial Group Inc	27,200	1,248,480
Columbia Banking System Inc	1,417,590	61,069,777
First Horizon National Corp	4,076,844	80,966,122
First of Long Island Corp	927,406	26,060,108
First Republic Bank	25,700	2,301,435
German American Bancorp Inc	223,400	7,749,746
Glacier Bancorp Inc	787,400	30,881,828
Huntington Bancshares Inc	180,400	2,918,872
KeyCorp	54,700	1,170,580
Lakeland Financial Corp	980,951	47,154,314
Peoples Bancorp Inc	540,026	19,230,326
Pinnacle Financial Partners Inc	389,998	24,686,873
TrustCo Bank Corp. NY	1,121,191	9,642,243
Washington Trust Bancorp Inc	235,041	12,645,206
		445,973,378
Building Products 6.0%
[b] Gibraltar Industries Inc	1,023,757	37,981,385
Insteel Industries Inc	666,653	20,886,238
Simpson Manufacturing Co. Inc	1,115,643	65,532,870
Universal Forest Products Inc	1,056,838	39,451,763
		163,852,256
Commercial & Professional Services 1.8%
McGrath RentCorp	1,024,908	48,990,602
Construction & Engineering 1.8%
EMCOR Group Inc	196,184	15,945,836
Granite Construction Inc	486,147	32,421,143
		48,366,979
Consumer Durables & Apparel 3.2%
BRP Inc. (Canada)	1,118,625	46,252,809
La-Z-Boy Inc	101,101	3,048,195
[b] M/I Homes Inc	1,102,157	35,643,757
PVH Corp	8,200	1,271,656

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Consumer Durables & Apparel (continued)
Toll Brothers Inc	28,800	$1,341,504
		87,557,921
Consumer Services 1.8%
Brinker International Inc	1,381,677	50,210,142
Diversified Financials 0.2%
Invesco Ltd	31,200	1,127,256
Navient Corp	54,000	769,500
Northern Trust Corp	12,100	1,275,219
Raymond James Financial Inc	11,400	1,098,846
[b] SLM Corp	238,400	2,727,296
		6,998,117
Electrical Equipment 0.8%
Encore Wire Corp	156,018	7,894,511
Regal Beloit Corp	165,100	12,861,290
		20,755,801
Energy 7.1%
Cameco Corp. (Canada)	73,000	671,600
[b] Energen Corp	784,200	40,958,766
[b] Helix Energy Solutions Group Inc	62,850	473,260
[b] Hunting PLC (United Kingdom)	6,408,224	55,743,709
[b] Natural Gas Services Group Inc	531,000	14,629,050
[b] Oil States International Inc	1,525,525	48,816,800
[b] PHI Inc	40,000	496,800
[b] PHI Inc., non-voting	71,200	818,088
[b] Rowan Cos. PLC	1,022,245	15,047,446
[b] Unit Corp	700,185	16,965,483
		194,621,002
Food, Beverage & Tobacco 3.8%
Dairy Crest Group PLC (United Kingdom)	3,654,300	30,517,459
[a,b] Landec Corp	1,423,100	18,713,765
Maple Leaf Foods Inc. (Canada)	1,742,426	49,366,730
Pinnacle Foods Inc	59,900	3,710,206
[b] TreeHouse Foods Inc	27,300	1,287,468
		103,595,628
Health Care Equipment & Services 1.1%
DENTSPLY SIRONA Inc	13,600	827,016
Hill-Rom Holdings Inc	167,100	14,258,643
STERIS PLC	146,093	13,282,776
Zimmer Biomet Holdings Inc	13,800	1,754,256
		30,122,691
Industrial Conglomerates 0.6%
Carlisle Cos. Inc	135,293	15,451,813
Insurance 9.3%
Aspen Insurance Holdings Ltd	588,886	21,994,892
The Hanover Insurance Group Inc	561,300	63,511,095
The Hartford Financial Services Group Inc	39,700	2,332,772
Horace Mann Educators Corp	878,766	36,293,036
Lincoln National Corp	20,000	1,656,000
Old Republic International Corp	3,579,082	76,914,472

|8

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Insurance (continued)
Principal Financial Group Inc	15,300	$1,034,280
RenaissanceRe Holdings Ltd	6,500	826,410
Validus Holdings Ltd	683,155	46,249,594
W.R. Berkley Corp	21,200	1,547,176
XL Group Ltd. (Bermuda)	70,800	2,608,272
		254,967,999
Machinery 8.6%
Astec Industries Inc	827,261	51,621,086
Federal Signal Corp	856,900	17,429,346
Kennametal Inc	438,514	21,390,713
[b] The Manitowoc Co. Inc	821,074	32,908,646
Miller Industries Inc	55,400	1,443,170
Mueller Industries Inc	848,063	28,062,405
Mueller Water Products Inc., A	4,134,944	48,089,399
Parker-Hannifin Corp	6,400	1,289,088
Pentair PLC (United Kingdom)	13,800	986,700
Spartan Motors Inc	5,000	67,000
Titan International Inc	2,302,921	30,651,878
[b] WABCO Holdings Inc	11,200	1,729,168
		235,668,599
Materials 6.2%
[b] Axalta Coating Systems Ltd	45,200	1,423,800
[b] Detour Gold Corp. (Canada)	2,106,600	22,503,739
[b] Ferroglobe PLC	294,275	4,255,216
[b] Freeport-McMoRan Inc	76,800	1,497,600
[b] Ingevity Corp	289,105	20,974,568
Minerals Technologies Inc	490,364	36,850,855
The Mosaic Co	31,600	862,680
Newmont Mining Corp	44,500	1,802,695
OceanaGold Corp. (Australia)	7,713,700	21,258,845
Reliance Steel & Aluminum Co	535,900	46,939,481
A Schulman Inc	341,298	13,310,622
		171,680,101
Media 0.1%
John Wiley & Sons Inc., A	14,500	919,300
TEGNA Inc	51,200	740,864
Viacom Inc., B	43,300	1,447,086
		3,107,250
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
[b] Jazz Pharmaceuticals PLC	4,900	714,126
Perrigo Co. PLC	28,800	2,609,856
[b] Waters Corp	5,800	1,250,538
		4,574,520
Real Estate 5.4%
Alexandria Real Estate Equities Inc	15,200	1,971,440
Brandywine Realty Trust	2,340,373	41,986,292
DDR Corp	234,800	1,906,576
Healthcare Realty Trust Inc	43,600	1,302,332
Highwoods Properties Inc	519,100	24,854,508
Host Hotels & Resorts Inc	35,800	743,208

|9

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Real Estate (continued)
Kilroy Realty Corp	18,200	$1,298,024
Life Storage Inc	25,500	2,119,050
LTC Properties Inc	634,130	25,986,647
Mid-America Apartment Communities Inc	14,000	1,335,180
Realogy Holdings Corp	87,900	2,418,129
Retail Properties of America Inc., A	1,138,500	13,718,925
Sunstone Hotel Investors Inc	1,642,836	27,681,787
Weingarten Realty Investors	24,600	726,930
Weyerhaeuser Co	29,500	1,107,430
		149,156,458
Retailing 1.0%
Caleres Inc	864,614	25,627,159
L Brands Inc	23,600	1,182,124
		26,809,283
Semiconductors & Semiconductor Equipment 4.5%
Cohu Inc	843,240	19,200,575
[b] First Solar Inc	11,900	799,323
[b] Kulicke and Soffa Industries Inc. (Singapore)	1,393,277	32,059,304
MKS Instruments Inc	130,337	13,333,475
[b] Photronics Inc	1,172,283	9,847,177
[b] Synaptics Inc	385,900	16,724,906
Versum Materials Inc	866,227	31,877,153
		123,841,913
Software & Services 0.2%
[b] Cars.com Inc	17,066	506,690
Leidos Holdings Inc	18,125	1,207,125
[b] PTC Inc	35,200	2,558,336
Science Applications International Corp	16,071	1,231,842
		5,503,993
Technology Hardware & Equipment 3.9%
[b] Finisar Corp	838,500	15,059,460
[b] Keysight Technologies Inc	39,150	1,829,088
[b] Plexus Corp	670,103	40,038,654
[b] Zebra Technologies Corp., A	412,100	50,754,236
		107,681,438
Transportation 2.2%
[b] JetBlue Airways Corp	68,400	1,426,824
[b] SAIA Inc	241,364	18,235,050
[b] Spirit Airlines Inc	1,001,500	42,183,180
		61,845,054
Utilities 3.0%
American Water Works Co. Inc	20,800	1,729,936
Black Hills Corp	199,900	11,104,445
CenterPoint Energy Inc	36,600	1,031,388
CMS Energy Corp	22,200	993,450
Connecticut Water Service Inc	82,800	4,392,540
Edison International	16,300	1,019,239
FirstEnergy Corp	37,200	1,223,880
IDACORP Inc	314,699	27,152,230

|10

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Utilities (continued)
PNM Resources Inc	34,900	$1,329,690
Spire Inc	483,658	32,163,257
UGI Corp	25,000	1,144,250
		83,284,305
Total Common Stocks (Cost $1,924,314,071)		2,621,276,960

	Principal
	Amount
Corporate Bonds 0.8%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$17,386,000	17,625,058
Machinery 0.2%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	4,532,000	4,667,960
Total Corporate Bonds (Cost $21,219,158)		22,293,018
Total Investments before Short Term Investments (Cost $1,945,533,229)		2,643,569,978

	Shares
Short Term Investments (Cost $93,100,767) 3.4%
Money Market Funds 3.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	93,100,767	93,100,767
Total Investments (Cost $2,038,633,996) 99.6%		2,736,670,745
Other Assets, less Liabilities 0.4%		10,825,496
Net Assets 100.0%		$2,747,496,241

aSee Note 3 regarding holdings of 5% voting securities.
bNon-income producing.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN VALUE INVESTORS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

Effective December 1, 2017, Franklin MidCap Value Fund, reorganized with and into Franklin Small Cap Value Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin MicroCap Value Fund
Non-Controlled Affiliates
Continental Materials Corp	108,812	—	(100)	108,712	$2,103,577	$—	$(66)	$11,011
Delta Apparel Inc	413,050	—	(3,825)	409,225	7,636,139	—	68,719	(993,577)
Full House Resorts Inc	1,923,520	—	(66,100)	1,857,420	6,240,931	—	18,951	1,026,313
Global Power Equipment Group Inc	1,275,000	—	—	1,275,000	4,347,750	—	—	(815,999)
Origen Financial Inc	1,900,000	—	—	1,900,000	165,775	—	—	3,705
Total Affiliated Securities (Value is 6.3% of Net Assets)					$20,494,172	$—	$87,604	$(768,547)

Franklin Small Cap Value Fund
Non-Controlled Affiliates
AAR Corp	1,591,051	353,900	(148,800)	1,796,151	$72,690,231	$128,138	$2,257,921	$465,764
Landec Corp	1,423,100	—	—	1,423,100	18,713,765	—	—	(142,311)
Total Affiliated Securities (Value is 3.3% of Net Assets)					$91,403,996	$128,138	$2,257,921	$323,453

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	133,130,464	45,160,039	(49,210,449)	129,080,054	$129,080,054	$258,638	$—	$—
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	11,588,537	10,100,162	(13,177,043)	8,511,656	$8,511,656	$20,084	$—	$—
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%.	41,161,870	326,451,653	(274,512,756)	93,100,767	$93,100,767	$202,780	$—	$—

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Telecommunication Services	$25,186,188	$8,917,180	$—	$34,103,368
All Other Equity Investments.	872,614,592	—	—	872,614,592
Corporate Bonds	—	1,534,700	—	1,534,700
Short Term Investments	129,080,054	—	—	129,080,054
Total Investments in Securities	$1,026,880,834	$10,451,880	$—	$1,037,332,714

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$318,027,247	$—	$—	$318,027,247
Short Term Investments	8,511,656	—	—	8,511,656
Total Investments in Securities	$326,538,903	$—	$—	$326,538,903

Franklin Small Cap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$2,621,276,960	$—	$—	$2,621,276,960
Corporate Bonds	—	22,293,018	—	22,293,018
Short Term Investments	93,100,767	—	—	93,100,767
Total Investments in Securities	$2,714,377,727	$22,293,018	$—	$2,736,670,745

[a]For detailed categories, see the accompanying Statements of Investments.
[b]Includes common and convertible preferred stocks as well as other equity interests.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date March 28, 2018

By  /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date March 28, 2018